Leases - Schedule of Lease Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of lease expenses [Abstract]
Interest expenses on lease liabilities	¥ 10	¥ 5	¥ 3
Expenses pertaining to short-term leases		1	3
Expenses pertaining to leases of low-value assets that are not short-term leases expenses	¥ 28	¥ 25	¥ 14